Commitments and Contingencies (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingent Liabilities [Abstract]
Office lease expenses	SFr 6,001	SFr 52,280	SFr 50,260